Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2017
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Property, Plant and Equipment, net

Note 10. Property, Plant and Equipment, net

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles		Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2015	Ps.4,694	Ps.12,550	Ps.30,827	Ps.14,127	Ps.	9,402	Ps.6,485	Ps.607	Ps.1,062	Ps.79,754,
Additions	358	1,201	1,121	1,175		1,655	4,524	—	511	10,545
Transfer of completed projects in progress	59	1,289	3,111	1,168		662	(6,338)	49	—	—
Disposals	(54)	(46)	(1,284)	(972)		(103)	—	(47)	(39)	(2,545)
Effects of changes in foreign exchange rates	(595)	(1,352)	(4,051)	(1,217)		(266)	(1,007)	(13)	(848)	(9,349)
Changes in value on the recognition of inflation effects	245	503	964	295		301	91	—	229	2,628
Capitalization of borrowing costs	—	—	—	—		—	57	—	—	57

Cost as of December 31, 2015	Ps.4,707	Ps.14,145	Ps.30,688	Ps.14,576		Ps.11,651	Ps.3,812	Ps.596	Ps.915	Ps.81,090

Cost	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Cost as of January 1, 2016	Ps.	4,707	Ps.	14,145	Ps.	30,688	Ps.	14,576	Ps.	11,651	Ps.	3,812	Ps.	596	Ps.	915	Ps.	81,090
Additions		7		204		1,415		337		2,236		5,737		4		367		10,307
Additions from business combinations		—		517		864		105		23		—		4		—		1,513
Transfer of completed projects in progress		46		1,031		2,403		1,978		779		(6,265)		28		—		—
Disposals		(43)		(17)		(1,647)		(574)		(139)		—		(43)		(18)		(2,481)
Effects of changes in foreign exchange rates		252		2,575		4,719		1,953		1,271		546		56		(132)		11,240
Changes in value on the recognition of inflation effects		853		1,470		2,710		851		122		415		—		942		7,363
Capitalization of borrowing costs		—		—		61		—		—		(37)		—		—		24

Cost as of December 31, 2016	Ps.	5,822	Ps.	19,925	Ps.	41,213	Ps.	19,226	Ps.	15,943	Ps.	4,208	Ps.	645	Ps.	2,074	Ps.	109,056

Cost	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Cost as of January 1, 2017	Ps.	5,822	Ps.	19,925	Ps.	41,213	Ps.	19,226	Ps.	15,943	Ps.	4,208	Ps.	645	Ps.	2,074	Ps.	109,056
Additions		110		775		275		758		3,202		5,762		11		176		11,069
Additions from business combinations		5,115		1,691		5,905		482		3,323		820		146		—		17,482
Transfer of completed projects in progress		5		653		2,964		1,968		558		(6,174)		28		(2)		—
Disposals		(115)		(527)		(1,227)		(800)		(193)		—		(3)		(11)		(2,876)
Effects of changes in foreign exchange rates		(1,046)		(1,993)		(2,740)		(1,523)		(1,216)		(747)		(52)		(1,233)		(10,550)
Changes in value on the recognition of inflation effects		518		1,022		2,056		689		(2)		226		—		638		5,147
Effects Venezuela (Note 3.3)		(544)		(817)		(1,300)		(717)		(83)		(221)		—		(646)		(4,328)

Cost as of December 31, 2017	Ps.	9,865	Ps.	20,729	Ps.	47,146	Ps.	20,083	Ps.	21,532	Ps.	3,874	Ps.	775	Ps.	996	Ps.	125,000

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated depreciation as of January 1, 2015	Ps.	—	Ps.	(2,744)	Ps.	(13,229)	Ps.	(7,541)	Ps.	(5,205)	Ps.	—	Ps.	(122)	Ps.	(386)	Ps.	(29,227)
Depreciation for the year		—		(341)		(2,369)		(1,432)		(1,984)		—		(41)		(143)		(6,310)
Disposals		—		70		1,093		946		80		—		7		2		2,198
Effects of changes in foreign exchange rates		—		498		2,142		1,041		167		—		21		212		4,081
Changes in value on the recognition of inflation effects		—		(187)		(425)		(166)		(436)		—		—		(86)		(1,300)

Accumulated depreciation as of December 31, 2015	Ps.	—	Ps.	(2,704)	Ps.	(12,788)	Ps.	(7,152)	Ps.	(7,378)	Ps.	—	Ps.	(135)	Ps.	(401)	Ps.	(30,558)

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated depreciation as of January 1, 2016	Ps.	—	Ps.	(2,704)	Ps.	(12,788)	Ps.	(7,152)	Ps.	(7,378)	Ps.	—	Ps.	(135)	Ps.	(401)	Ps.	(30,558)
Depreciation for the year		—		(455)		(2,638)		(2,008)		(2,235)		—		(43)		(200)		(7,579)
Disposals		—		11		1,210		672		227		—		8		9		2,137
Effects of changes in foreign exchange rates		—		(595)		(2,615)		(1,148)		(845)		—		(65)		39		(5,229)
Changes in value on the recognition of inflation effects		—		(592)		(1,087)		(521)		(33)		—		—		(306)		(2,539)

Accumulated depreciation as of December 31, 2016	Ps.	—	Ps.	(4,335)	Ps.	(17,918)	Ps.	(10,157)	Ps.	(10,264)	Ps.	—	Ps.	(235)	Ps.	(859)	Ps.	(43,768)

Accumulated Depreciation	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total
Accumulated depreciation as of January 1, 2017	Ps.	—		Ps(4,335)	Ps.	(17,918)	Ps.	(10,157)	Ps.	(10,264)	Ps.	—	Ps.	(235)	Ps.	(859)	Ps.	(43,768)
Depreciation for the year		—		(626)		(3,007)		(2,490)		(3,365)		—		(43)		(685)		(10,216)
Disposals		—		12		1,555		729		103		—		2		5		2,406
Effects of changes in foreign exchange rates		—		548		447		1,157		94		—		(54)		940		3,132
Changes in value on the recognition of inflation effects		—		(439)		(1,042)		(553)		(46)		—		—		(233)		(2,313)
Effect Venezuela		—		481		1,186		626		56		—		—		335		2,684
Impairment Venezuela		—		(257)		(841)		—		—		—		—		—		(1,098)

Accumulated depreciation as of December 31, 2017	Ps.	—	Ps.	(4,616)	Ps.	(19,620)	Ps.	(10,688)	Ps.	(13,422)	Ps.	—	Ps.	(330)	Ps.	(497)	Ps.	(49,173)

Carrying Amount	Land		Buildings		Machinery and Equipment		Refrigeration Equipment		Returnable Bottles		Investments in Fixed Assets in Progress		Leasehold Improvements		Other		Total

As of December31, 2015	Ps.	4,707	Ps.	11,441	Ps.	17,900	Ps.	7,424	Ps.	4,273	Ps.	3,812	Ps.	461	Ps.	514	Ps.	50,532

As of December31, 2016	Ps.	5,822	Ps.	15,590	Ps.	23,295	Ps.	9,069	Ps.	5,679	Ps.	4,208	Ps.	410	Ps.	1,215	Ps.	65,288

As of December31, 2017	Ps.	9,865	Ps.	16,113	Ps.	27,526	Ps.	9,395	Ps.	8,110	Ps.	3,874	Ps.	445	Ps.	499	Ps.	75,827

During the years ended December 31, 2017, 2016 and 2015 the Company capitalized Ps. —, Ps. 61 and Ps. 57, respectively of borrowing costs in relation to Ps. —, Ps. 99 and Ps. 993 in qualifying assets. The effective interest rates used to determine the amount of borrowing costs eligible for capitalization were —%, 4.5% and 4.1% respectively.

For the years ended December 31, 2017, 2016 and 2015 interest expenses and net foreign exchange losses (gains) are analyzed as follows:

	2017		2016		2015
Interest expense and foreign exchange, net	Ps.	—	Ps.	6,149	Ps.	7,358
Amount capitalized (1)		—		69		85

Net amount in consolidated income statements	Ps.	—	Ps.	6,080	Ps.	7,273

(1)	Amount of interest capitalized in property, plant and equipment and amortized intangible assets. Commitments related to acquisitions of property, plant and equipment are disclosed in Note 24.

During the year ended December 31, 2017 and due to the economic and operational conditions worsened in Venezuela, the Company has recognized an impairment in the property plan and equipment for an amount of Ps 1,098, such charge has been recorded in other expenses line in the consolidated income statement